Acquisitions (Schedule Of Acquisition-Related Expenses) (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Total	$ 17,626	$ 4,796	$ 23,699	$ 6,325	$ 18,976	$ (93,081)
AMS [Member]
Bank fees	16,070		16,070
Legal, separation, integration, and other costs	5,058		7,194
Total	21,128		23,264
Qualitest [Member]
Legal, separation, integration, and other costs	1,353		4,594
Total	1,353		4,594
HealthTronics, Inc. [Member]
Legal, separation, integration, and other costs	1,511		2,861
Total	$ 1,511		$ 2,861